SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivables (Details)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum period for settle the accounts receivables	45 days